UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Blue Harbour Group, LP
Address:          240 Greenwich Ave, 3rd Floor
                  Greenwich, Connecticut 06830

Form 13F File Number:      028-11705
                           --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Clifton S. Robbins
Title:            Chief Executive Officer
Phone:            203.422.6565

Signature, Place, and Date of Signing:

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
/s/ Clifton S. Robbins                      GREENWICH, CONNECTICUT               AUGUST 14, 2007
------------------------------------        ----------------------              -----------------
     [Signature]                                 [City, State]                       [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           ----------
Form 13F Information Table Entry Total:                             21
                                                           -----------
Form 13F Information Table Value Total:                     $1,375,146
                                                           -----------
                                                           (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

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                                                      Blue Harbour Group, LP
                                                    Form 13F Information Table
                                                   Quarter ended June 30, 2007


                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                            TITLE OF         FAIR MARKET    SHARES/   SH/
                              CLASS  CUSIP      VALUE     PRN AMOUNT  PRN PUT/        SHARED SHARED   OTHER
ISSUER                               NUMBER   (X 1000S)                   CALL  SOLE  DEFINED OTHER  MANAGERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Alexander & Baldwin Inc        COM  014482103   $13,411      252,519  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
American Reprographics Co      COM  029263100   $63,119    2,050,000  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
AutoNation Inc                 COM  05329W102   $7,279       324,381  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp                  COM  125965103   $62,021    3,370,700  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores Inc        COM  172737108   $47,912    3,177,200  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Community Health Systems Inc   COM  203668108   $172,252   4,258,398  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Copart Inc                     COM  217204106   $56,912    1,860,466  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Domino's Pizza Inc             COM  25754A201   $44,984    2,462,201  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Equifax Inc                    COM  294429105   $50,982    1,147,730  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp                COM  46185R100   $98,482    1,335,350  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Journal Communications Inc     CL A 481130102   $5,118       393,400  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp                 COM  502161102   $121,667  16,200,646  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Laidlaw International          COM  50730R102   $85,690    2,480,171  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Neenah Paper Inc               COM  640079109   $28,601      693,200  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Oneok Inc                      COM  682680103   $201,020   3,987,693  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Quiksilver Inc                 COM  74838C106   $22,128    1,566,005  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
School Specialty Inc           COM  807863105   $36,912    1,041,536  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Southern Union Co              COM  844030106   $51,217    1,571,549  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
TETRA Technologies Inc         COM  88162F105   $62,242    2,207,154  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals Inc            COM  89579K109   $100,090   1,861,800  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
WESCO International Inc        COM  95082P105   $43,107      713,110  SH        SOLE                              X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                $1,375,146


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